Publicly Floated Warrants - Schedule of Fair Value of the Tradeable Warrants (Details) - Warrants [member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2022
Publicly Floated Warrants - Schedule of Fair Value of the Tradeable Warrants (Details) [Line Items]
Balance	8,869,633	8,869,633
Exercise of warrants during the period (in Dollars per share)
Balance	8,869,633